Class S Shares | ING U.S. Bond Index Portfolio
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses -		Class S Shares ING U.S. Bond Index Portfolio Class S
Management Fee	[1]	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	[1]	0.25%
Administrative Service Fees	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	0.68%
Waivers and Reimbursements	[1][3]	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.68%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example - (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S Shares ING U.S. Bond Index Portfolio Class S	69	218	379	847